REVENUES - BY TYPE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 10,504	$ 14,845	$ 24,634	$ 27,878
Other revenue	2,325	2,079	4,781	4,254
Revenue	12,829	16,924	29,415	32,132
Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	55	61	116	107
Other revenue	0	0	0	0
Revenue	55	61	116	107
Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	402	895	1,261	1,838
Other revenue	1,446	1,665	3,202	3,312
Revenue	1,848	2,560	4,463	5,150
Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	927	994	1,928	1,987
Other revenue	108	34	137	73
Revenue	1,035	1,028	2,065	2,060
Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,828	1,744	3,936	3,418
Other revenue	268	62	433	119
Revenue	2,096	1,806	4,369	3,537
Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	6,866	10,564	16,579	19,509
Other revenue	381	174	760	373
Revenue	7,247	10,738	17,339	19,882
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	426	586	814	1,018
Other revenue	21	8	41	15
Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	1	0	1
Other revenue	101	136	208	362
Revenue	101	137	208	363
Residential Development
Disaggregation of Revenue [Line Items]
Revenue	447	594	855	1,033
Goods or services transferred over time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	4,683	5,415	10,019	10,935
Goods or services transferred over time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	55	61	116	107
Goods or services transferred over time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	343	565	926	1,190
Goods or services transferred over time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	892	973	1,863	1,948
Goods or services transferred over time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,780	1,679	3,845	3,265
Goods or services transferred over time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,613	2,131	3,265	4,419
Goods or services transferred over time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	6	4	6
Goods or services transferred over time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member]
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,821	9,430	14,615	16,943
Goods or services transferred at point in time [member] | Asset management
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	0	0	0	0
Goods or services transferred at point in time [member] | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	59	330	335	648
Goods or services transferred at point in time [member] | Renewable Power
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	35	21	65	39
Goods or services transferred at point in time [member] | Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	48	65	91	153
Goods or services transferred at point in time [member] | Private Equity
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	5,253	8,433	13,314	15,090
Goods or services transferred at point in time [member] | Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	426	580	810	1,012
Goods or services transferred at point in time [member] | Corporate Activities
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 0	$ 1	$ 0	$ 1